UNSECURED DEBT AND CROSS CURRENCY INTEREST RATE SWAPS - 2028 Debentures (Detail) - CAD ($) $ in Thousands	Aug. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Principal issued and outstanding		$ 2,434,136	$ 2,185,949
2028 Debentures
Disclosure of detailed information about borrowings [line items]
Principal issued and outstanding	$ 500,000
Interest rate	2.194%
Redemption percentage	100.00%
2028 Debentures | Granite LP
Disclosure of detailed information about borrowings [line items]
Redemption period of debentures	2 months
Redemption spread (in percent)	28.50%
Deferred financing costs	$ 2,700